Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt

NOTE 10 — DEBT

Debt is summarized as follows (in millions):

	December 31,
	2014	2013
Senior Secured Revolving Credit Facility	$20.0	$—
Senior Secured Term Loan Facility	288.0	291.0
Senior Notes	400.0	400.0
Capital lease obligations	0.2	0.3
Economic development loan	0.3	0.4
Unamortized original issue discount	(0.3)	(0.6)

	708.2	691.1
Less:
Current maturities	23.2	3.2

Long-term debt	$685.0	$687.9

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor and UCI International, Inc. as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprised of a $300.0 million senior secured term loan facility (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving credit facility (the “Senior Secured Revolving Credit Facility”). At December 31, 2014, outstanding borrowings under the Senior Secured Revolving Credit Facility were $20.0 million and letters of credit issued under the Senior Secured Revolving Credit Facility totaled $6.5 million, which reduced the availability under the Senior Secured Revolving Credit Facility to $48.5 million. On February 27, 2015, Holdings borrowed an additional $10.0 million under the Senior Secured Revolving Credit Facility. At December 31, 2013, letters of credit issued under the Senior Secured Revolving Credit Facility totaled $7.3 million, which reduced the availability under the Senior Secured Revolving Credit Facility to $67.7 million. At December 31, 2013, there were no borrowings outstanding under the Senior Secured Revolving Credit Facility.

The following table provides an overview of the significant terms of the Senior Secured Credit Facilities:

Borrower:	UCI International, Inc.

Facilities:	Senior Secured Revolving Credit Facility: $75.0 million (letter of credit sublimit of $50.0 million) Senior Secured Term Loan Facility: $300.0 million

Incremental Facility Amount:	$235.0 million of incremental term or revolving facilities

Guarantors:	Holdings and certain of its direct and indirect subsidiaries including, among others, UCI and certain of its domestic subsidiaries

Security:

First priority lien on substantially all tangible and intangible assets, as well as outstanding capital stock of UCI and certain of its domestic subsidiaries and 65% of the voting equity interests in certain domestic and first-tier foreign subsidiaries

Term (Maturity Date):	Senior Secured Revolving Credit Facility: 5 years – January 26, 2016 Senior Secured Term Loan Facility: 6.5 years – July 26, 2017

Interest:

•       In the case of Eurocurrency Rate Loans, the Adjusted LIBO Rate (as defined in the Senior Secured Credit Facilities) which is subject to a floor of 1.5%, plus the applicable margin

•       In the case of Alternate Base Rate Loans, the greatest of (i) the agent’s prime rate in effect from time to time, (ii) the Federal Funds effective rate in effect from time to time plus  1⁄2 of 1% and (iii) the Adjusted LIBO Rate for a three month interest period plus 1%, plus the applicable margin

Applicable Margin:	Eurocurrency Rate Loans 4.0% per annum	Alternate Base Rate Loans 3.0% per annum

Fees:

Unused Revolving Credit Facility Commitment Fee: 1.125% per annum

Letter of Credit Fees: Outstanding Letter of Credit Fee: 4.0% per annum (rate equal to the applicable margin on Eurocurrency Rate Loans)

Amortization:	Senior Secured Revolving Credit Facility: None Senior Secured Term Loan Facility: 1% per annum, paid quarterly, balance due July 26, 2017

Optional Prepayments:

Indebtedness under the Senior Secured Credit Facilities may be voluntarily prepaid in whole or in part, subject to minimum amounts and break funding costs or pursuant to auction procedures set forth in the Senior Secured Credit Facilities

Mandatory Prepayments:

•       100% of net cash proceeds of asset sales (subject to certain exceptions)

•       100% of debt issuances not otherwise permitted by the Senior Secured Credit Facilities

•       50% of excess cash flow with step down to 25% if the Senior Secured Leverage Ratio is less than or equal to 2.0x

Financial Covenants:	(i) Maximum Senior Secured Leverage Ratio; (ii) Minimum Interest Coverage Ratio; and (iii) Maximum Capital Expenditures

Negative Covenants:

The Senior Secured Credit Facilities include certain negative covenants restricting or limiting the ability of Holdings, the borrowers and their material subsidiaries to, among other things: declare dividends or redeem stock; repay certain debt; make loans or investments; guarantee or incur additional debt; incur liens; engage in acquisitions or other business combinations; sell assets; and change the business conducted by Holdings

At December 31, 2014 and 2013, Holdings and its subsidiaries were in compliance with all applicable covenants. Under the mandatory prepayment provisions of the credit agreement, Holdings was not required to make a prepayment based on the excess cash flow calculation for the years ended December 31, 2014 and 2013. Holdings anticipates having sufficient cash flows from operations and through its factoring arrangements and availability under the Senior Secured Revolving Credit Facility to be able to meet all obligations for the next twelve months. Holdings’ Senior Secured Revolving Credit Facility matures on January 26, 2016. Prior to its expiration, Holdings expects to replace the facility with a similar type arrangement that has an extended maturity.

Senior Notes

On January 26, 2011, UCI International, Inc. issued $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”). The Senior Notes are guaranteed on a senior basis by Holdings and certain of its subsidiaries. The Senior Notes bear interest at a rate of 8.625% per annum, and interest is payable semi-annually on February 15 and August 15. Costs of $13.0 million related to the issuance of the Senior Notes were recorded as deferred financing costs, net in the consolidated balance sheets and are being amortized over the life of the Senior Notes.

On or after February 15, 2015, UCI International, Inc. has the option to redeem all or part of the Senior Notes at the following redemption prices (expressed as percentages of principal amount):

Period	Percentage
2015	104.313%
2016	102.156%
2017 and thereafter	100.000%

Upon the occurrence of certain events constituting a change of control, holders of the Senior Notes have the right to require UCI International, Inc. to repurchase all or any part of the Senior Notes at a purchase price equal to 101.000% of the principal amount plus accrued and unpaid interest and additional interest, if any, to the repurchase date.

The indebtedness evidenced by the Senior Notes is senior indebtedness of UCI International, Inc., is equal in right of payment to all existing and future senior indebtedness of UCI International, Inc. and is senior in right of payment to all future subordinated indebtedness of UCI International, Inc. The Senior Notes are unconditionally guaranteed on a senior basis by Holdings and certain of its subsidiaries. The Senior Notes are effectively subordinated to any secured indebtedness of UCI International, Inc. (including indebtedness of UCI International, Inc. outstanding under the Senior Secured Credit Facilities) to the extent of the value of the assets securing such indebtedness.

The indenture governing the Senior Notes contains covenants that restrict the ability of Holdings and its subsidiaries to, among other things, incur additional debt or issue disqualified and preferred stock, make certain payments including payment of dividends or redemption of stock, make certain investments, incur certain liens, sell assets, merge or consolidate with other entities, and enter into transactions with affiliates. As of December 31, 2014 and 2013, Holdings and its subsidiaries were in compliance with all covenants.

Capital Lease Obligations

Holdings has entered into various lease agreements including leases for computer equipment and vehicles that have been accounted for as capital leases. During the year ended December 31, 2013, Holdings entered into equipment leases accounted for as capital leases. At the inception of the leases, the capitalized lease assets and capitalized leased obligations were less than $0.1 million. During the year ended December 31, 2012, the leases on certain vehicles were sold by one lessor to another lessor and new lease agreements were executed. Based upon the terms of these lease agreements, the leases no longer met the criteria for recording as a capital lease. As a result, the capital lease obligations of $0.4 million and the associated capital lease assets of $0.4 million were written off. A charge of less than $0.1 million was recorded in the consolidated statements of comprehensive income (loss) as a result of this transaction.

Economic Development Loan

On September 17, 2012, Wells Manufacturing, L.P. (“Wells”), a wholly-owned indirect subsidiary of Holdings, entered into an economic development loan for $0.5 million with the Fond du Lac County Economic Development Corp. to assist with the expansion of the vehicle electronics facility in Fond du Lac, Wisconsin. This economic development loan has a five-year maturity with annual principal payments of $0.1 million and bears interest at 2.0% per annum. Both principal and interest payments are due annually on October 1, commencing October 1, 2013. The economic development loan contains a provision that in the event the vehicle electronics business meets and maintains certain employee headcount and wage requirements, measured on an annual basis, all or a portion of the principal and interest due will be forgiven. Wells met the requirements set forth above for both the first and second annual principal and interest payments and received debt forgiveness in the amount of $0.1 million each for the payments due October 1, 2014 and 2013. The debt forgiveness is recorded as a gain in miscellaneous, net in the consolidated statements of comprehensive income (loss).

Future Repayments

Below is a schedule of required future repayments of all debt outstanding on December 31, 2014 (in millions):

2015	$23.2
2016	3.2
2017	282.1
2018	—
2019	400.0

$708.5

Interest Expense, Net

The following table provides the detail of net interest expense for the respective periods (in millions). During the years ended December 31, 2014, 2013 and 2012, $0.1 million, $0.7 million and $0.6 million, respectively, of interest was capitalized.

	Year Ended December 31,
	2014	2013	2012
Interest expense
Senior Secured Revolving Credit Facility	$0.3	$—	$—
Senior Secured Term Loan Facility	16.1	16.3	16.5
Senior Notes	34.5	34.5	34.5
Other	1.1	0.5	1.0
Amortization
Debt issue costs
Senior Secured Term Loan Facility	1.2	1.1	1.1
Senior Notes	1.5	1.3	1.2
Senior Secured Revolving Credit Facility	0.4	0.4	0.4
Original issue discounts	0.3	0.3	0.3
Unrealized foreign exchange gains	(4.9)	—	—

Total interest expense	50.5	54.4	55.0
Interest income	(0.1)	(3.0)	(0.2)

Interest expense, net	$50.4	$51.4	$54.8

In December 2013, Holdings established a $100.0 million, U.S. dollar-denominated, intercompany loan with one of its U.S. subsidiaries. The non-cash unrealized foreign exchange gains arose from a strengthening of the U.S. dollar against the New Zealand dollar. The intercompany loan is eliminated upon consolidation, but in accordance with GAAP the impact of currency exchange rate fluctuations is recorded in interest expense, net in the consolidated statements of comprehensive income (loss).